Financial risk management - Credit risk - concentration of risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Securities	R$ 33,406,040	R$ 19,515,659	R$ 9,887,701
Business loans
Disclosure of credit risk exposure [line items]
Securities	3,017,158
Real Estate loans
Disclosure of credit risk exposure [line items]
Securities	5,121,411	3,471,354	2,519,153
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Securities	R$ 17,216,362	R$ 8,790,058	R$ 4,777,387
Concentration by product	100.00%	100.00%	100.00%
Loans and advances to customers | Largest debtor
Disclosure of credit risk exposure [line items]
Securities	R$ 274,262	R$ 144,821	R$ 58,565
Concentration by customer	1.59%	1.65%	1.23%
Loans and advances to customers | Total of the 20 largest debtors
Disclosure of credit risk exposure [line items]
Securities	R$ 2,034,977	R$ 2,145,985	R$ 333,592
Concentration by customer	11.82%	24.41%	6.98%
Loans and advances to customers | Total of the 50 largest debtors
Disclosure of credit risk exposure [line items]
Securities	R$ 2,627,038	R$ 1,695,446	R$ 174,709
Concentration by customer	15.26%	19.29%	3.66%
Loans and advances to customers | Total of the 100 largest debtors
Disclosure of credit risk exposure [line items]
Securities	R$ 3,138,861	R$ 2,157,462	R$ 193,215
Concentration by customer	18.23%	24.54%	4.04%
Loans and advances to customers | Payroll Card
Disclosure of credit risk exposure [line items]
Securities	R$ 65,263	R$ 67,732	R$ 80,409
Concentration by product	0.38%	0.77%	1.68%
Loans and advances to customers | Credit Card
Disclosure of credit risk exposure [line items]
Securities	R$ 4,798,318	R$ 1,904,643	R$ 783,544
Concentration by product	27.85%	21.67%	16.40%
Loans and advances to customers | Overdraft protection agreement
Disclosure of credit risk exposure [line items]
Securities	R$ 12,862	R$ 20,193
Concentration by product	0.07%	0.23%	0.00%
Loans and advances to customers | Checking Account
Disclosure of credit risk exposure [line items]
Securities	R$ 33,234	R$ 14,232
Concentration by product	0.19%	0.16%	0.00%
Loans and advances to customers | Payroll loans and personal credit
Disclosure of credit risk exposure [line items]
Securities	R$ 3,467,924	R$ 1,551,399	R$ 921,977
Concentration by product	20.14%	17.65%	19.30%
Loans and advances to customers | Business loans
Disclosure of credit risk exposure [line items]
Securities	R$ 3,017,158	R$ 1,582,868	R$ 472,304
Concentration by product	17.52%	18.01%	9.89%
Loans and advances to customers | Real Estate loans
Disclosure of credit risk exposure [line items]
Securities	R$ 5,121,411	R$ 3,471,354	R$ 2,519,153
Concentration by product	29.75%	39.49%	52.73%
Loans and advances to customers | Rural loans
Disclosure of credit risk exposure [line items]
Securities	R$ 700,192	R$ 177,637
Concentration by product	4.07%	2.02%	0.00%